Right-of-Use Assets and Lease liabilities - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets and Lease liabilities
Interest expense on lease liabilities (vessels and office)	€ 428	€ 25	€ 21
Short-term lease expense	477	180	53
Repayment of lease liability	€ (1,152)	€ (283)	€ (728)